INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	$ 71,243,996	$ 71,162,662
Deferred tax liabilities	(289,130,332)	(247,309,707)
Total assets net	7,081,549	4,323,174
Total liabilities net	(224,967,885)	(180,470,219)
Property, plant and equipment
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	13,207,209	5,970,424
Deferred tax liabilities	(72,828,374)	(54,058,525)
Obsolescence provisions
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	1,462,351	2,231,501
ICMS exclusion credit
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets		3,241,530
Deferred tax liabilities	(8,932,781)
Employee benefits
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	9,193,709	8,212,311
Deferred tax liabilities		(14,382)
Provision for severance indemnity
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	3,090,610	2,546,033
Deferred tax liabilities		(94,659)
Tax loss carry forwards
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	1,777,503	2,142,747
Tax goodwill Brazil
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(14,017,580)	(15,782,005)
Contingency provision
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	27,369,217	27,144,927
Foreign Exchange differences
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets		4,640,723
Deferred tax liabilities	(6,645,768)
Allowance for doubtful accounts
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	977,594	799,274
Coca-Cola incentives (Argentina)
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	44,298
Assets and liabilities for placement of bonds
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(513,394)	(561,994)
Financial expense
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(2,400,025)	(2,363,384)
Lease liabilities
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	5,321,034	3,665,695
Inventories
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	2,033,884	1,706,518
Distribution rights
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(155,203,115)	(161,155,669)
Prepaid income
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	1,582,847	4,481,352
Deferred tax liabilities	(28,858)
Spare parts
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(10,970,620)	(4,816,189)
Intangibles
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	85,915	77,752
Deferred tax liabilities	(10,448,709)	(5,497,812)
Others
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	5,097,825	4,301,875
Deferred tax liabilities	(4,641,624)	(2,965,088)
Tax inflation adjustment
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(2,499,484)
Offsetting of deferred tax assets/(liabilities)
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Offsetting of deferred tax assets	(64,162,447)	(66,839,488)
Offsetting of deferred tax liabilities	$ 64,162,447	$ 66,839,488